UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTICE OF INTENTION TO REDEEM SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 811-23384

Eagle Point Income Company

(Name of Registrant)

600 Steamboat Road, Suite 202

Greenwich, CT 06830

(Address of Principal Executive Offices)

The undersigned hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of Eagle Point Income Company (the “Company”) to be redeemed:

5.00% Series A Term Preferred Shares due 2026 (CUSIP: 269817201) (the “Series A Preferred Shares”)

(2)	Date on which the securities are to be redeemed:

The Series A Preferred Shares will be redeemed on October 30, 2026.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Series A Preferred Shares are to be redeemed pursuant to Section 5.1 of the Supplement to the Declaration of Trust of the Company Relating to the Series A Preferred Shares (the “Supplement”).

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem all of the outstanding Series A Preferred Shares (1,521,649 shares) pursuant to the terms of the Supplement.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 21st day of September 2026.

EAGLE POINT INCOME COMPANY

By:	/s/ Kenneth P. Onorio
	Name:	Kenneth P. Onorio
	Title:	Chief Financial Officer